Common Shares (Details Narrative)	1 Months Ended					2 Months Ended	12 Months Ended
	Jan. 18, 2021 CAD ($) $ / shares shares	May 15, 2019 CAD ($) shares	Apr. 08, 2019 CAD ($) shares	Mar. 23, 2019 CAD ($) shares	Oct. 22, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 $ / shares shares	Jan. 31, 2021 CAD ($) $ / shares shares	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2019 CAD ($) shares	Jan. 14, 2021 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	Sep. 04, 2020 CAD ($) shares	May 16, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Nov. 30, 2018 USD ($)	Mar. 02, 2018 CAD ($) shares	Feb. 28, 2018 CAD ($) shares
Statement [Line Items]
Common shares issued | shares	316,000						1,167,339		27,769	89,031						50,000	500,000
Fair value of shares issued | $							$ 63,670,860	$ 37,519,448	$ 154,497							$ 830,000	$ 6,650,000
Convertible debenture | $							$ 500,000	$ 0		$ 102,389
Proceeds from exercise of warrants | $	$ 189,600
Common stock shares issued upon settlement of extension fee | shares			6,052
Share issued upon service rendered, shares | shares							446,460
July and August 2020 [Member]
Statement [Line Items]
Description of private placement							The Company issued 716,725 units, consisting of one common share and one half of one share purchase warrant, at price of $1.90 per unit for gross proceeds of $1,361,778. Each share purchase warrant entitles the holder to purchase one common share at a price of $2.30 per share and has an expiry term of two (2) years
Special warrants [Member]
Statement [Line Items]
Convertible debenture | $					$ 1,500,000					$ 102,389
Description of warrants						Pursuant to the private placement, the Company paid finders’ fee of $88,104 in cash and issued 22,026 share purchase warrants with an exercise price of $6.00 and three year expiry. Other share issue costs totaled $6,591
Exercise price per share | $ / shares	$ 0.60				$ 6.00	$ 6.00
Special warrants exercised | shares	300,000				375,000	407,825
Shares issued for subscription proceeds | $															$ 1,631,300
Special warrants isued | shares	330,000
Special warrants value | $	$ 150,000
Expiry date of warrant	Dec. 01, 2023
Warrant issued | shares	330,000
Employment Agreement [Member]
Statement [Line Items]
Common shares issued | shares							94,206
Fair value of shares issued | $							$ 98,968
Private Placement [Member]
Statement [Line Items]
Common shares issued | shares							76,000						59,524
Description of warrants			The holders to purchase one common share at a price of $3.00 per share and with an expiry term of three (3) years
Cash payments | $			$ 80,000
Issuance of share purchase warrants, shares | shares			10,800
Issuance of common shares | shares			50,800
Description of private placement		The first tranche of a private placement was closed for an aggregate of 4,613,200 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $11,533,000. On May 30, 2019, the last tranche of this private placement was closed for an aggregate of 1,386,800 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $3,467,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.50 per share and has an expiry term of two (2) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.	A private placement was closed for an aggregate of 695,000 units, consisting of one common share and one share purchase warrant, at price of $2.00 per unit, for gross proceeds of $1,390,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.00 per share and has an expiry term of three (3) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)).
Proceeds from issuance of shares | $		$ 11,533,000
Last tranche, shares | shares		13,868,000
Convertible debenture for conversion | $													$ 250,000
Private Placement [Member] | July and August 2020 [Member]
Statement [Line Items]
Description of warrants							Entitling the holders to purchase one common share at a price of $2.30 per share and with an expiry term of two (2) years
Cash payments | $							$ 103,550
Issuance of share purchase warrants, shares | shares							54,142
Issuance of share purchase warrants, value | $							$ 72,434
Private Placement [Member] | May 15, 2019 [Member]
Statement [Line Items]
Description of private placement							The Company issued 420,000 units, consisting of one common share and one share purchase warrant entitling the holder to purchase one common share at a price of $3.50 per share and with an expiry term of two (2) years, as share issuance costs. Fair values of services were determined using the fair values of the common shares issued, being $4.45 per share, as values of services provided could not be estimated reliably.
Altum Pharmaceuticals Inc. [Member] | Amalgamation Agreement [Member]
Statement [Line Items]
Common shares issued | shares												18,217,239
Fair value of shares issued | $												$ 6,094,150
Director [Member]
Statement [Line Items]
Share issued upon service rendered, shares | shares							3,000
Share issued upon service rendered, amount | $							$ 5,550
Third Party [Member]
Statement [Line Items]
Common shares issued | shares									508,938					10,000
Fair value of shares issued | $									$ 92,017					$ 20,000
Share issued upon service rendered, shares | shares							103,571	3,571
Share issued upon service rendered, amount | $							$ 1,253,045	$ 170,000	$ 10,000
Common shares issued for settlement of accounts payable and accrued liabilities, shares | shares				100,000
Loss on settlement of consulting fees and wages | $				$ 60,000
Loss on settlement of salaries and employment expenses | $				$ 34,315
Former Officers [Member]
Statement [Line Items]
Common shares issued | shares							296,667
Fair value of shares issued | $							$ 405,250
Nutraneeds [Member] | Purchase Agreement [Member]
Statement [Line Items]
Common shares issued | shares											13,333,333
Fair value of shares issued | $											$ 16,666,666
Director and Officers [Member]
Statement [Line Items]
Common shares issued | shares				69,032
Share issued upon service rendered, shares | shares								4,167
Share issued upon service rendered, amount | $								$ 10,000
Private Placement Offering [Member] | December 2, 2020 [Member]
Statement [Line Items]
Description of private placement							Each Special Warrant is exercisable, for no additional consideration, into one unit of the Company (each, a “Unit”), with each Unit consisting of one common share and one common share purchase warrant, entitling the holder thereof to acquire one common share at an exercise price of $0.60 and expiry date of December 1, 2023.
Special warrants issued, shares | shares							5,889,735
Special warrants issued, value | $							$ 2,944,868
Special warrants issued, price per share | $ / shares							$ 0.50
Agent's fee description							In connection with the Offering, the Company paid an agent’s fee consisting of the following: 1) cash fee equal to 8.0% of the gross proceeds from the Offering, and 2) 471,178 compensation options (the “Compensation Options”), valued at $138,175 (Note 14) equal to 8.0% of the total number of Special Warrants sold under the Offering at an exercise price of $0.50 and expiry of 36 months. Other transaction costs totaled $434,237